Taxation	6 Months Ended
Jun. 30, 2025
Taxation [Abstract]
TAXATION
9.	TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Singapore

Trident Digital Tech Pte. Ltd. and Quality Zone Technologies Pte. Ltd. are located in Singapore and are subject to 17% statutory income tax rate with respect to the profit generated from Singapore.

The income tax provision consisted of the following components:

For the six months ended June 30,
	2025	2024
Current income tax expense	$-	$-
Deferred income tax expense	-	-
Total income tax expense	$-	$-

A reconciliation between the Group’s actual provision for income taxes and the provision at the SG, mainland statutory rate is as follows:

	For the six months ended June 30,
	2025	2024
Loss before income taxes	$(11,271,548)	$(1,927,027)
Income tax expenses computed at statutory EIT rate	(1,916,163)	(327,595)
Reconciling items:
Non-deductible expenses	1,169,195	15,722
Change in valuation allowance	746,968	311,873
Income tax expenses	$-	$-
Effective tax rates	0.0%	0.0%

As of June 30, 2025 and December 31, 2024, the significant components of the deferred tax assets are summarized below:

	As of June 30,	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	$3,180,983	$2,145,813
Operating lease liabilities	148,232	168,605
Deferred revenue	71,990	50,590
Bad debt provision	16,581	14,188
Property and equipment, net	2,851	2,074
Other accruals	-	107,980
Deferred tax assets, gross	3,420,637	2,489,250
Valuation allowance	(3,244,738)	(2,297,022)
Deferred tax assets, net of valuation allowance	175,899	192,228

Deferred tax liabilities:
Operating lease right-of-use assets	(148,232)	(168,605)
Contract cost assets	(27,072)	(23,586)
Property and equipment, net	(595)	(37)
Deferred tax liabilities	(175,899)	(192,228)

Net deferred tax assets	$-	$-

The roll forward of valuation allowances of deferred tax assets were as follows:

	As of June 30,	As of December 31,
	2025	2024
Balance as of beginning of period / year	$2,297,022	$929,574
Additions of valuation allowance	746,968	1,430,665
Foreign currency translation adjustments	200,748	(63,217)
Balance as of end of period / year	$3,244,738	$2,297,022

As of June 30, 2025, the Company has net operating loss carried forward of $18,711,663. This net operating loss can be carried forward indefinitely.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2025 and December 31, 2024, the Group did not have any significant unrecognized uncertain tax positions. The Group did not incur interest and penalties tax for six months ended June 30, 2025 and 2024. As of June 30, 2025, the tax years ended December 31, 2019 to 2025 for the Group’s Singapore subsidiaries remain open for statutory examination by any applicable tax authorities.